United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22878

American Independence Funds Trust II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices)	(Zip code)

Eric Rubin, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797

Registrant’s telephone number, including area code: (646) 747-3477

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

AMERICANINDEPENDENCE

2015 Semi-Annual Report

April 30, 2015

The American Independence Funds Trust II
Semi-Annual Report – April 30, 2015 (Unaudited)

MAR Tactical Moderate Growth Fund
Schedule of Portfolio Investments	1
MAR Tactical Growth Fund
Schedule of Portfolio Investments	2
Laffer Dividend Growth Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	10
Notes to Financial Statements	14
Additional Fund Information
Portfolio Summaries	21
Table of Shareholder Expenses	22
Approval of Advisory and Sub-Advisory Agreements	24

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds Trust II	Schedule of Portfolio Investments
MAR Tactical Moderate Growth Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.6%
Alternative Exchange Traded Products — 5.0%
iShares Gold Trust (a)	69,961	800,354

International Equity Exchange Traded Products — 15.1%
iShares Currency Hedged MSCI Japan ETF	23,714	733,711
iShares MSCI All Country Asia ex-Japan ETF	11,963	814,800
iShares MSCI EMU ETF	20,873	823,231
WisdomTree Japan Hedged Equity Fund	1,455	82,091
		2,453,833
U.S. Equity Exchange Traded Products — 77.5%
iShares Core S&P Small-Cap ETF	6,889	794,371
SPDR S&P 500 ETF Trust	19,537	4,073,855
SPDR S&P MidCap 400 ETF Trust	28,217	7,707,474
		12,575,700
Total Exchange Traded Products (Cost $15,338,436)		15,829,887

Short-Term Investment — 2.8%
Money Market Fund — 2.8%
Federated Government Obligations Fund, Institutional Shares, 0.01% (b)	451,078	451,078
Total Short-Term Investment (Cost $451,078)		451,078

Total Investments (Cost $15,789,514(c)) — 100.4%		$16,280,965

Liabilities in excess of other assets — (0.4)%		(61,301)

NET ASSETS — 100.0%		$16,219,664

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/15.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
 ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$15,829,887	$—	$—	$15,829,887
Short-Term Investment	451,078	—	—	451,078
Total Investments	$16,820,965	$—	$—	$16,820,965

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
MAR Tactical Growth Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.8%
Alternative Exchange Traded Products — 4.9%
iShares Gold Trust (a)	64,991	743,497

International Equity Exchange Traded Products — 15.2%
iShares Currency Hedged MSCI Japan ETF	22,080	683,155
iShares MSCI All Country Asia ex-Japan ETF	11,165	760,448
iShares MSCI EMU ETF	19,281	760,443
WisdomTree Japan Hedged Equity Fund	1,354	76,393
		2,280,439
U.S. Equity Exchange Traded Products — 77.7%
iShares Core S&P Small-Cap ETF	12,802	1,476,199
SPDR S&P 500 ETF Trust	14,520	3,027,710
SPDR S&P MidCap 400 ETF Trust	26,214	7,160,354
		11,664,263
Total Exchange Traded Products (Cost $13,949,969)		14,688,199

Short-Term Investment — 3.1%
Money Market Fund — 3.1%
Federated Government Obligations Fund, Institutional Shares, 0.01% (b)	465,505	465,505
Total Short-Term Investment (Cost $465,505)		465,505

Total Investments (Cost $14,415,474(c)) — 100.9%		$15,153,704

Liabilities in excess of other assets — (0.9)%		(134,932)

NET ASSETS — 100.0%		$15,018,772

(a)	Non-income producing security.
(b)	Represents the 7 day yield at 4/30/15.
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$14,688,199	$—	$—	$14,688,199
Short-Term Investment	465,505	—	—	465,505
Total Investments	$15,153,704	$—	$—	$15,153,704

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
Laffer Dividend Growth Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.5%
Consumer Discretionary — 7.5%
Ford Motor Co.	34,918	551,704
Target Corp.	6,873	541,799
		1,093,503
Consumer Staples — 7.3%
Coca-Cola Co. (The)	13,637	553,117
Philip Morris International, Inc.	6,157	513,925
		1,067,042
Energy — 9.6%
Energy Transfer Partners LP	8,824	509,851
NGL Energy Partners LP	13,375	391,352
Williams Cos., Inc. (The)	9,529	487,790
		1,388,993
Financials — 21.1%
BlackRock, Inc.	1,758	639,806
Hercules Technology Growth Capital, Inc. (a)	784	10,898
JPMorgan Chase & Co.	8,978	567,948
NorthStar Realty Finance Corp. REIT	35,839	672,340
Omega Healthcare Investors, Inc. REIT	17,152	619,016
W.P. Carey, Inc. REIT	8,784	557,608
		3,067,616
Health Care — 10.8%
GlaxoSmithKline PLC ADR (b)	10,703	493,943
Johnson & Johnson	5,514	546,989
Pfizer, Inc.	15,782	535,483
		1,576,415
Industrials — 12.1%
Boeing Co. (The)	4,227	605,898
General Electric Co.	20,292	549,507
United Parcel Service, Inc., Class B	6,014	604,588
		1,759,993
Information Technology — 12.6%
Cisco Systems, Inc.	19,479	561,580
Microsoft Corp.	14,137	687,624
Paychex, Inc.	12,006	580,970
		1,830,174
Materials — 4.7%
LyondellBasell Industries NV, Class A (b)	6,638	687,166

Telecommunication Services — 7.7%
BCE, Inc. (b)	12,749	562,358
Vodafone Group PLC - ADR (b)	16,020	563,904
		1,126,262
Utilities — 4.1%
NextEra Energy, Inc.	5,953	600,836

Total Common Stocks (Cost $13,815,170)		14,198,000

See Notes to Financial Statements

American Independence Funds Trust II	Schedule of Portfolio Investments
Laffer Dividend Growth Fund	April 30, 2015 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	332,200	332,200
Total Short-Term Investment (Cost $332,200)		332,200

Total Investments (Cost $14,147,370(d)) — 99.8%		$14,530,200

Other assets in excess of liabilities — 0.2%		28,268

NET ASSETS — 100.0%		$14,558,468

(a)	Business Development Company - A closed-end investment company regulated under the Investment Company Act of 1940, as amended.
(b)	Foreign security incorporated outside the United States.
(c)	Represents the 7 day yield at 4/30/15.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$14,198,000	$—	$—	$14,198,000
Short-Term Investment	332,200	—	—	332,200
Total Investments	$14,530,200	$—	$—	$14,530,200

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	MAR Tactical		Laffer
	Moderate	MAR Tactical	Dividend
	Growth Fund	Growth Fund	Growth Fund

Assets
Investments, at cost	$15,789,514	$14,415,474	$14,147,370
Investments, at value	$16,280,965	$15,153,704	$14,530,200
Interest and dividends receivable	3	3	8,328
Receivable for capital shares issued	61,372	40,448	52,727
Reclaims receivable	—	—	381
Receivable from Investment Adviser	1,056	1,169	4,989
Prepaid expenses	21,664	14,648	19,944
Total assets	$16,365,060	$15,209,972	$14,616,569

Liabilities
Distributions payable	$—	$—	$4,399
Payable for investments purchased	122,062	159,910	—
Payable for capital shares redeemed	—	4,006	30,429
Accrued expenses and other payables:
Administration	1,688	1,578	1,530
Distribution and Service	4,271	7,279	6,667
Fund Accounting	2,731	3,061	2,931
Trustees	136	262	—
Other	14,508	15,104	12,145
Total liabilities	145,396	191,200	58,101
Net Assets	$16,219,664	$15,018,772	$14,558,468

Composition of Net Assets
Capital	$15,756,923	$14,269,397	$14,762,206
Accumulated (distributions in excess of) net investment income	(7,793)	(31,924)	52,979
Accumulated net realized gains (losses) from investment transactions	(20,917)	43,069	(639,547)
Net unrealized appreciation	491,451	738,230	382,830
Net Assets	$16,219,664	$15,018,772	$14,558,468

Net Assets By Share Class
Institutional Class Shares	$8,094,125	$1,423,194	$1,370,214
Class A Shares	4,775,316	7,973,278	8,073,023
Class C Shares	3,350,223	5,622,300	5,115,231
Net Assets	$16,219,664	$15,018,772	$14,558,468

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	739,166	129,273	132,211
Class A Shares	438,062	727,848	780,346
Class C Shares	309,585	517,049	495,341

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.95	$11.01	$10.36
Class A Shares	$10.90	$10.95	$10.35
Class C Shares*	$10.82	$10.87	$10.33

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%
Class C Shares**	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$11.56	$11.62	$10.98

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Operations
For the Six Months Ended April 30, 2015 (Unaudited)

		MAR Tactical		Laffer
		Moderate	MAR Tactical	Dividend
		Growth Fund	Growth Fund	Growth Fund

	Investment Income:
	Dividend	$98,043	$99,981	$266,571
	Foreign tax withholding	—	—	(2,958)
	Total Investment Income	98,043	99,981	263,613

	Expenses:
	Investment advisory	44,856	46,363	49,958
	Administration	7,476	7,727	8,326
	Distribution - Class A Shares	5,040	7,635	9,676
	Distribution - Class C Shares	10,840	17,339	16,303
	Service - Class A Shares	5,040	7,635	9,676
	Service - Class C Shares	3,613	5,780	5,434
	Accounting	11,660	11,498	12,363
	Audit expenses	10,115	10,115	10,158
	Compliance services	2,893	2,857	2,942
	Custodian	619	704	740
	Insurance	193	210	375
	Legal expenses	904	966	1,086
	Shareholder Reporting	2,418	2,989	3,561
	State registration expenses	11,025	8,233	13,674
	Transfer Agent	20,699	21,618	32,437
	Trustees	3,408	3,391	4,336
	Other	2,009	2,114	2,406
	Total expenses before fee reductions	142,808	157,174	183,451
Expenses reduced by:	Investment adviser fees	(63,138)	(58,832)	(75,742)
	Distribution/service fees (Class A)	(2,416)	(3,644)	(4,640)
	Net Expenses	77,254	94,698	103,069

	Net Investment Income	20,789	5,283	160,544

	Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) from investment transactions	92	84,750	(670,567)
	Net change in unrealized appreciation/depreciation from investments	376,521	461,622	443,095
	Net realized and unrealized gains (losses)	376,613	546,372	(227,472)

	Net Increase (Decrease) in Net Assets Resulting from Operations	$397,402	$551,655	$(66,928)

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Changes in Net Assets

	MAR Tactical Moderate		MAR Tactical
	Growth Fund		Growth Fund
	Six Months Ended		Six Months Ended
	April 30, 2015	Period Ended	April 30, 2015	Period Ended
	(Unaudited)	October 31, 2014*	(Unaudited)	October 31, 2014*

Investment Operations:
Net investment income	$20,789	$4,068	$5,283	$7,633
Net realized gains (losses)	92	(21,009)	84,750	(41,681)
Net change in unrealized appreciation/depreciation	376,521	114,930	461,622	276,608
Net increase in net assets resulting from operations	397,402	97,989	551,655	242,560

Distributions:
From net investment income:
Institutional Class Shares	(13,321)	—	(6,273)	—
Class A Shares	(13,040)	—	(24,383)	—
Class C Shares	(6,431)	—	(14,874)	—
Decrease in net assets from distributions	(32,792)	—	(45,530)	—

Net increase in net assets from capital transactions	7,923,154	7,800,911	6,873,284	7,363,803
Total increase in net assets	8,287,764	7,931,900	7,379,409	7,639,363

Net Assets:
Beginning of period	7,931,900	33,000	7,639,363	33,000
End of period	$16,219,664	$7,931,900	$15,018,772	$7,639,363
Accumulated (distributions in excess of) net investment income	$(7,793)	$4,210	$(31,924)	$8,323

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$6,414,775	$2,554,138	$952,265	$3,191,433
Dividends reinvested	13,321	—	6,272	—
Cost of shares redeemed	(935,471)	(143,594)	(2,757,661)	(187,595)
Institutional Class Shares capital transactions	5,492,625	2,410,544	(1,799,124)	3,003,838

Class A Shares
Proceeds from shares issued	1,960,775	3,722,840 **	6,249,790	2,385,976 **
Dividends reinvested	12,586	—	16,246	—
Cost of shares redeemed	(850,712)	(249,832)	(994,166)	(2,990)
Class A Shares capital transactions	1,122,649	3,473,008	5,271,870	2,382,986

Class C Shares
Proceeds from shares issued	1,379,545	1,954,537	3,579,489	2,032,183
Dividends reinvested	6,432	—	12,366	—
Cost of shares redeemed	(78,097)	(37,178)	(191,317)	(55,204)
Class C Shares capital transactions	1,307,880	1,917,359	3,400,538	1,976,979
Net increase in net assets from capital transactions	$7,923,154	$7,800,911	$6,873,284	$7,363,803

Share Transactions:
Institutional Class Shares
Issued	594,266	243,429	88,200	315,758
Reinvested	1,229	—	582	—
Redeemed	(85,843)	(13,915)	(257,223)	(18,044)
Change in Institutional Class Shares	509,652	229,514	(168,441)	297,714

Class A Shares
Issued	181,662	325,021 **	585,860	229,628 **
Reinvested	1,165	—	1,512	—
Redeemed	(78,859)	(23,927)	(92,165)	(287)
Change in Class A Shares	103,968	301,094	495,207	229,341

Class C Shares
Issued	130,682	189,191	340,096	198,789
Reinvested	598	—	1,158	—
Redeemed	(7,312)	(3,574)	(17,813)	(5,181)
Change in Class C Shares	123,968	185,617	323,441	193,608

*	From December 19, 2013 (commencement of operations) through October 31, 2014.
**	Net of offering costs.

See Notes to Financial Statements

American Independence Funds Trust II
Statements of Changes in Net Assets - (continued)

	Laffer Dividend
	Growth Fund
	Six Months Ended
	April 30, 2015	Period Ended
	(Unaudited)	October 31, 2014*

Investment Operations:
Net investment income	$160,544	$81,482
Net realized gains (losses)	(670,567)	4,810
Net change in unrealized appreciation/depreciation	443,095	(60,265)
Net increase (decrease) in net assets resulting from operations	(66,928)	26,027

Distributions:
From net investment income:
Institutional Class Shares	(13,244)	(2,951)
Class A Shares	(68,569)	(31,715)
Class C Shares	(24,597)	(11,420)
From net realized gains:
Institutional Class Shares	(881)	—
Class A Shares	(6,380)	—
Class C Shares	(3,602)	—
Decrease in net assets from distributions	(117,273)	(46,086)

Net increase in net assets from capital transactions	3,504,576	11,224,152
Total increase in net assets	3,320,375	11,204,093

Net Assets:
Beginning of period	11,238,093	34,000
End of period	$14,558,468	$11,238,093
Accumulated (distributions in excess of) net investment income	$52,979	$(1,155)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$524,751	$1,052,255
Dividends reinvested	13,815	2,168
Cost of shares redeemed	(192,209)	(16,969)
Institutional Class Shares capital transactions	346,357	1,037,454

Class A Shares
Proceeds from shares issued	3,591,969	6,753,539 **
Dividends reinvested	53,257	24,735
Cost of shares redeemed	(1,970,249)	(297,338)
Class A Shares capital transactions	1,674,977	6,480,936

Class C Shares
Proceeds from shares issued	1,750,398	3,782,529
Dividends reinvested	21,900	8,518
Cost of shares redeemed	(289,056)	(85,285)
Class C Shares capital transactions	1,483,242	3,705,762
Net increase in net assets from capital transactions	$3,504,576	$11,224,152

Share Transactions:
Institutional Class Shares
Issued	51,311	99,928
Reinvested	1,334	203
Redeemed	(18,996)	(1,569)
Change in Institutional Class Shares	33,649	98,562

Class A Shares
Issued	349,024	638,847 **
Reinvested	5,159	2,310
Redeemed	(190,600)	(27,794)
Change in Class A Shares	163,583	613,363

Class C Shares
Issued	169,365	359,192
Reinvested	2,130	796
Redeemed	(28,259)	(7,883)
Change in Class C Shares	143,236	352,105

*	From December 19, 2013 (commencement of operations) through October 31, 2014.
**	Net of offering costs.

See Notes to Financial Statements

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American Independence Funds Trust II
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations			Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period

MAR Tactical Moderate Growth Fund

Institutional Class Shares
For the six months ended 4/30/2015 (unaudited)	$10.62	$0.05	$0.33	$0.38	$(0.05)	$—	$(0.05)	$10.95
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$0.02	$0.60	$0.62	$—	$—	$—	$10.62

Class A Shares
For the six months ended 4/30/2015 (unaudited)	$10.59	$0.03	$0.32	$0.35	$(0.04)	$—	$(0.04)	$10.90
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$—	$0.59	$0.59	$—	$—	$—	$10.59

Class C Shares
For the six months ended 4/30/2015 (unaudited)	$10.54	$(0.01)	$0.32	$0.31	$(0.03)	$—	$(0.03)	$10.82
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$(0.01)	$0.55	$0.54	$—	$—	$—	$10.54

MAR Tactical Growth Fund

Institutional Class Shares
For the six months ended 4/30/2015 (unaudited)	$10.59	$0.05	$0.42	$0.47	$(0.05)	$—	$(0.05)	$11.01
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$0.04	$0.55	$0.59	$—	$—	$—	$10.59

Class A Shares
For the six months ended 4/30/2015 (unaudited)	$10.55	$0.02	$0.42	$0.44	$(0.04)	$—	$(0.04)	$10.95
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$—	$0.55	$0.55	$—	$—	$—	$10.55

Class C Shares
For the six months ended 4/30/2015 (unaudited)	$10.50	$(0.01)	$0.42	$0.41	$(0.04)	$—	$(0.04)	$10.87
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$(0.01)	$0.51	$0.50	$—	$—	$—	$10.50

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

3.54%	$8,094	0.93%	1.98%	0.67%	52%

6.20%	$2,438	0.90%	5.03%	0.72%	79%

3.29%	$4,775	1.30%	2.47%	0.39%	52%

5.90%	$3,538	1.28%	5.53%	0.10%	79%

2.93%	$3,350	1.92%	2.97%	(0.28%)	52%

5.40%	$1,956	1.90%	6.03%	(0.32%)	79%

4.44%	$1,423	0.96%	1.91%	0.51%	67%

5.90%	$3,152	0.95%	4.52%	0.56%	89%

4.22%	$7,973	1.35%	2.42%	0.30%	67%

5.50%	$2,454	1.33%	5.02%	(0.19%)	89%

3.88%	$5,622	1.97%	2.92%	(0.35%)	67%

5.00%	$2,033	1.95%	5.52%	(0.62%)	89%

See Notes to Financial Statements

American Independence Funds Trust II
Financial Highlights - (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations					Distributions From

	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)		Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Assets Value, End of Period

Laffer Dividend Growth Fund

Institutional Class Shares
For the six months ended 4/30/2015 (unaudited)	$10.55	$0.15	+	$(0.22	)+	$(0.07)	$(0.11)	$(0.01)	$(0.12)	$10.36
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$0.16		$0.53		$0.69	$(0.14)	$—	$(0.14)	$10.55

Class A Shares
For the six months ended 4/30/2015 (unaudited)	$10.53	$0.13	+	$(0.21	)+	$(0.08)	$(0.09)	$(0.01)	$(0.10)	$10.35
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$0.16		$0.50		$0.66	$(0.13)	$—	$(0.13)	$10.53

Class C Shares
For the six months ended 4/30/2015 (unaudited)	$10.51	$0.10	+	$(0.21	)+	$(0.11)	$(0.06)	$(0.01)	$(0.07)	$10.33
For the period from 12/19/2013 (c) thru 10/31/2014	$10.00	$0.13		$0.47		$0.60	$(0.09)	$—	$(0.09)	$10.51

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
+	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements

Ratios/Supplemental Data

Total Return (excludes sales charge)*	Net Assets, End of Period (000’s)	Ratio of net expenses to average net assets**	Ratio of gross expenses to average net assets(a)**	Ratio of net investment income (loss) to average net assets**	Portfolio turnover rate(b)*

(0.67%)	$1,370	1.00%	2.14%	2.97%	34%

6.90%	$1,040	1.00%	4.38%	2.67%	29%

(0.76%)	$8,073	1.38%	2.64%	2.59%	34%

6.56%	$6,496	1.38%	4.88%	2.53%	29%

(1.08%)	$5,115	2.00%	3.14%	1.94%	34%

5.99%	$3,702	2.00%	5.38%	1.96%	29%

See Notes to Financial Statements

American Independence Funds Trust II

Notes to Financial Statements
April 30, 2015 (Unaudited)

1.	Organization:

American Independence Funds Trust II (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company. The Trust currently consists of five series, or mutual funds, the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund.

The Trust is currently offering three of the five series, MAR Tactical Moderate Growth Fund, MAR Tactical Growth Fund and Laffer Dividend Growth Fund, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of each of the three active series (individually, a “Fund”; collectively, the “Funds”).

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The MAR Tactical Moderate Growth Fund and MAR Moderate Growth Fund each offers four classes of shares: Class A, Class C, Institutional Class and Class R. The Laffer Dividend Growth Fund offers three classes of shares: Class A, Class C, and Institutional Class. Class R shares have not commenced operations. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/ or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Laffer Dividend Growth Fund are declared daily and paid monthly. Distributions from net investment income, if any, for the MAR Tactical Moderate Growth Fund and MAR Tactical Growth Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

2.	Significant Accounting Policies: (Continued)

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The amendment did not have a material impact on the Fund’s financial statements.

3.	Related Party Transactions:

American Independence serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and American Independence, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
MAR Tactical Moderate Growth Fund	0.75%
MAR Tactical Growth Fund	0.75%
Laffer Dividend Growth Fund	0.75%

The Trust has engaged Cougar Global Investments, Ltd. (“Cougar”) as the sub-adviser for the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund, and Laffer Investments, Inc. (“Laffer”) as sub-adviser for Laffer Dividend Growth Fund. The Board of Trustees has approved each of these agreements on behalf of the Trust. American Independence is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-adviser relationships. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. Additional information about each sub-adviser is noted below.

Cougar (sub-adviser for the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund) is headquartered at 357 Bay Street, Suite 101, Toronto, Ontario, Canada M5H 2T7. The agreement between American Independence and Cougar on behalf of the Trust was approved by the Fund’s board of Trustees at a meeting held on April 29, 2015. Please see the Subsequent Events note, Item 12, in these Notes to Financial Statements.

Laffer is headquartered at 103 Murphy Court, Nashville, Tennessee 37203. The agreement between American Independence and Laffer on behalf of the Trust was approved by the Fund’s board of Trustees at a meeting held on March 19, 2015.

Pursuant to the expense limitation agreement, American Independence has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding acquired fund fees, where applicable) at not more than the following percentages of average annual net assets effective thru March 1, 2016:

Fund	Institutional Class	Class A	Class C	Class R
MAR Tactical Moderate Growth Fund	0.95%	1.33%	1.95%	1.45%
MAR Tactical Growth Fund	1.00%	1.38%	2.00%	1.50%
Laffer Dividend Growth Fund	1.00%	1.38%	2.00%	N/A

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

3.	Related Party Transactions: (Continued)

The total operating expenses of the Fund noted below was maintained at the following levels as indicated (all other Funds were maintained at the same level as in the table above):

Fund	Period	Institutional Class	Class A	Class C
MAR Tactical Moderate Growth Fund	Prior to March 1, 2015	0.90%	1.28%	1.90%
MAR Tactical Growth Fund	Prior to March 1, 2015	0.95%	1.33%	1.95%

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees and non-routine expenses) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2015:

	MAR Tactical
	Moderate	MAR Tactical	Laffer Dividend
	Growth Fund	Growth Fund	Growth Fund
For eligible expense reimbursements expiring:
October 31, 2017	$93,520	$97,816	$117,757
April 30, 2018	63,168	58,832	75,742
	$156,688	$156,648	$193,499

American Independence also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

American Independence has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. American Independence pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank N.A. serves as the Funds’ custodian.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Thaddeus (“Ted”) Leszczynski as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A, Class C, and Class R shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, up to 1.00% of its Class C share assets and up to 0.65% of its Class R share assets. These fees consist of up to 0.25% for shareholder services of the Class A, Class C assets, and Class R assets and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets, up to 0.75% of Class C assets, and up to 0.40% of Class R assets. During the six months ended April 30, 2015, a portion of the distribution or service fees were waived by the Adviser for Class A and Class R share assets. As of April 30, 2015, the Funds were assessing the full 0.25% and 0.40% distribution fees for Class A shares and Class R shares, respectively and assessing only 0.13% and 0.10% of the shareholder servicing fees for Class A shares and Class R shares, respectively. For the six months ended April 30, 2015, shareholder service fees of $2,496, $3,302, and $4,797 were paid by the MAR Tactical Moderate Growth Fund, MAR Tactical Growth Fund and Laffer Dividend Growth Fund, respectively, to American Independence.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six months ended April 30, 2015 were as follows:

	Purchases	Sales
MAR Tactical Moderate Growth Fund	$13,779,522	$6,112,091
MAR Tactical Growth Fund	14,657,005	8,012,458
Laffer Dividend Growth Fund	8,085,202	4,388,711

6.	Federal Income Tax Information:

At April 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	MAR Tactical
	Moderate	MAR Tactical	Laffer Dividend
	Growth Fund	Growth Fund	Growth Fund
Gross unrealized appreciation	$533,389	$758,218	$666,663
Gross unrealized depreciation	(50,974)	(53,889)	(443,787)
Net unrealized appreciation (depreciation) on investments	$482,415	$704,329	$222,876
Cost of investments	$15,798,550	$14,449,375	$14,307,324

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal year ended October 31, 2014 were as follows:

	MAR Tactical
	Moderate	MAR Tactical	Laffer Dividend
	Growth Fund	Growth Fund	Growth Fund
	Year Ended	Year Ended	Year Ended
	October 31, 2014	October 31, 2014	October 31, 2014
Distributions paid from:
Ordinary Income	$—	$—	$46,086
Net long-term capital gains	—	—	—
Total taxable distributions	—	—	46,086
Tax exempt dividends	—	—	—
Total distributions paid	$—	$—	$46,086

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

6.	Federal Income Tax Information: (Continued)

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	MAR Tactical
	Moderate	MAR Tactical	Laffer Dividend
	Growth Fund	Growth Fund	Growth Fund
Undistributed ordinary income	$4,210	$8,323	$9,646
Undistributed long-term capital gains	—	—	—
Tax accumulated earnings	4,210	8,323	9,646
Accumulated capital and other losses	(13,010)	(14,783)	—
Unrealized appreciation (depreciation) on investments	106,931	249,710	(29,183)
Total accumulated earnings (deficit)	$98,131	$243,250	$(19,537)

As of October 31, 2014, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	MAR Tactical
	Moderate	MAR Tactical	Laffer Dividend
	Growth Fund	Growth Fund	Growth Fund
Not subject to expiration:
Short-term	$13,010	$14,783	$—

7.	Investments in Derivatives:

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. During the six months ended April 30, 2015, there were no investments in derivatives by any Fund. Also, there are no open derivatives as of April 30, 2015.

8.	Investments in Master Limited Partnerships (“MLP’s”):

The Laffer Dividend Growth Fund will be subject to deferred tax risk by investing in MLP’s. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred tax liability will increase NAV. The Fund generally computes deferred income taxes based on the federal tax rate applicable to corporations, currently 35% and an assumed rate attributable to state taxes. A change in the federal tax rate applicable to corporations and, consequently, any change in the deferred tax liability of the Fund, may have a significant impact on the NAV of the Fund. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment income gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of these investments and general market conditions.

The Fund will rely to some extent on information provided by the MLP’s, which may not be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining NAV. From time to time, the Adviser may modify the estimates or an assumption regarding the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith; however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income taxed, if any, will be incurred over many years depending on if, and when, investment gains and losses are realized, the then current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.

American Independence Funds Trust II

Notes to Financial Statements (Con’t) (Unaudited)

9.	Investments in Business Development Companies (“BDC’s”):

The Laffer Dividend Growth Fund can invest in BDC’s which are subject to various risks, including management’s ability to meet the BDC’s investment objectives, and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds; they may trade in the secondary market at a discount to their net asset value.

10.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

11.	Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

12.	Subsequent Events:

Adviser Change in Control. American Independence has entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix will merge with American Independence to create a new company (the “Merger”), which will be known as RiskX Investments, LLC. The transaction is expected to close in September, 2015.

The proposed transaction may be deemed to result in an “assignment”, as that term is defined by the 1940 Act, of the following agreements: (i) with respect to the Trust, the Investment Advisory Agreement between American Independence and the Trust on behalf of the Funds; and (ii) the Investment Sub-Advisory Agreement, between American Independence and Laffer on behalf of the Laffer Dividend Growth Fund. Accordingly, the completion of the transaction is contingent upon, among other things, the approval of the Funds’ shareholders of a new investment advisory agreement between the Trust and RiskX Investments, LLC. Shareholders of the Laffer Dividend Growth Fund will also be asked to approve the proposed investment sub-advisory agreement.

The Funds’ Trustees have approved the terms of the proposed investment advisory agreement and the investment sub-advisory agreement (the “Proposed Agreements”), and have called a special meeting of shareholders to obtain their approval of such agreements. The meeting is expected to be held in August, 2015. The new Proposed Agreements have terms, including investment advisory and sub-advisory fees payable thereunder, that are substantially identical to those in the current agreements.

Sub-Adviser Change in Control. Effective May 1, 2015, the Sub-Advisory Agreement between American Independence, the MAR Tactical Funds’ Adviser, and Cougar Global, the MAR Tactical Funds’ Sub-Adviser, by its terms, and in accordance with certain provisions of the 1940 Act, was terminated upon the purchase of Cougar Global by Eagle Asset Management, Inc., a wholly-owned subsidiary of Raymond James Financial (the “Transaction”).

In order to avoid disruption of the Funds’ investment management program, in anticipation of the Transaction, the Trust’s Board of Trustees approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) and an interim sub-advisory agreement (the “Interim Agreement”), each between American Independence and Cougar Global on behalf of the Funds in accordance with Rule 15a-4 under the 1940 Act. The Interim Agreement became effective on May 1, 2015 upon consummation of the Transaction. The Interim Agreement will remain in effect with respect to a Fund (i) for 150 days; (ii) until shareholders of each Fund approve the New Sub-Advisory Agreement between American Independence and Cougar Global at a special meeting of shareholders of the Funds; or (iii) American Independence or the Trust’s Trustees take other appropriate action. Details regarding any special meeting of shareholders would be provided in a proxy statement.

Subsequent events occurring after April 30, 2015 have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

American Independence Funds Trust II

Additional Fund Information (Unaudited)

Portfolio Summaries
The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2015:

MAR Tactical Moderate Growth Fund

% of Net
Portfolio Diversification	Assets
U.S. Equity Exchange Traded Products	77.5%
International Equity Exchange Traded Products	15.1
Alternative Exchange Traded Products	5.0
Short-Term Investment	2.8
Total Investments	100.4%
Liabilities in excess of other assets	(0.4)
Net Assets	100.0%

MAR Tactical Growth Fund

% of Net
Portfolio Diversification	Assets
U.S. Equity Exchange Traded Products	77.7%
International Equity Exchange Traded Products	15.2
Alternative Exchange Traded Products	4.9
Short-Term Investment	3.1
Total Investments	100.9%
Liabilities in excess of other assets	(0.9)
Net Assets	100.0%

Laffer Dividend Growth Fund

% of Net
Portfolio Diversification	Assets
Financials	21.1%
Information Technology	12.6
Industrials	12.1
Health Care	10.8
Energy	9.6
Telecommunication Services	7.7
Consumer Discretionary	7.5
Consumer Staples	7.3
Materials	4.7
Utilities	4.1
Short-Term Investment	2.3
Total Investments	99.8%
Other assets in excess of liabilities	0.2
Net Assets	100.0%

American Independence Funds Trust II

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2014 at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period* 11/1/2014- 4/30/2015	Expense Ratio During Period**† 11/1/2014- 4/30/2015
MAR Tactical Moderate	Institutional Class Shares	$1,000.00	$1,035.40	$4.69	0.93%
Growth Fund	Class A Shares	$1,000.00	$1,032.90	$6.55	1.30%
	Class C Shares	$1,000.00	$1,029.30	$9.66	1.92%

MAR Tactical Growth Fund	Institutional Class Shares	$1,000.00	$1,044.40	$4.87	0.96%
	Class A Shares	$1,000.00	$1,042.20	$6.84	1.35%
	Class C Shares	$1,000.00	$1,038.80	$9.96	1.97%

Laffer Dividend Growth Fund	Institutional Class Shares	$1,000.00	$993.30	$4.94	1.00%
	Class A Shares	$1,000.00	$992.40	$6.82	1.38%
	Class C Shares	$1,000.00	$989.20	$9.86	2.00%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds Trust II

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2014	Ending Account Value 4/30/2015	Expenses Paid During Period* 11/1/2014- 4/30/2015	Expense Ratio During Period**† 11/1/2014- 4/30/2015
MAR Tactical Moderate	Institutional Class Shares	$1,000.00	$1,020.40	$4.66	0.93%
Growth Fund	Class A Shares	$1,000.00	$1,018.60	$6.51	1.30%
	Class C Shares	$1,000.00	$1,015.50	$9.59	1.92%

MAR Tactical Growth Fund	Institutional Class Shares	$1,000.00	$1,020.20	$4.81	0.96%
	Class A Shares	$1,000.00	$1,018.30	$6.76	1.35%
	Class C Shares	$1,000.00	$1,015.20	$9.84	1.97%

Laffer Dividend Growth Fund	Institutional Class Shares	$1,000.00	$1,020.00	$5.01	1.00%
	Class A Shares	$1,000.00	$1,018.20	$6.91	1.38%
	Class C Shares	$1,000.00	$1,015.10	$9.99	2.00%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

American Independence Funds Trust II

Additional Fund Information (Continued)

Approval of the Investment Advisory and Sub-Advisory Agreements
At a meeting held on March 18 and 19, 2015 (the “Meeting”), the Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act), approved Interim and Form of Investment Advisory Agreements and Expense Limitation Agreements between the Trust and American Independence Financial Services, LLC (“American Independence” or the “Adviser”) with respect to the MAR Tactical Conservative Fund, the MAR Tactical Moderate Growth Fund, the MAR Tactical Growth Fund, the MAR Tactical Aggressive Growth Fund and the Laffer Dividend Growth Fund (“the Funds”). Also at the Meeting, the Board of Trustees approved the Sub-advisory Agreement between American Independence and Laffer Investments, Inc. on behalf of the Laffer Dividend Growth Fund. At a meeting held on April 29, 2015 (together with the Meeting referred to as the “Meetings”), the Board of Trustees approved the Sub-advisory Agreement between American Independence and Cougar Global Investments, Ltd. on behalf of the MAR Tactical Conservative Fund, the MAR Tactical Moderate Growth Fund, the MAR Tactical Growth Fund and the MAR Tactical Aggressive Growth Fund (the “MAR Tactical Funds”). The Investment Advisory Agreement, Expense Limitation Agreement and the Sub-advisory Agreements reviewed and approved at the Meetings are herein referred to as the “Agreements”. The purpose for approving such “Interim” and “Form of” Agreements was due to American Independence having entered into a definitive agreement with FolioMetrix LLC (“FolioMetrix”), an SEC registered investment adviser headquartered in Nebraska, whereby FolioMetrix will merge with American Independence to create a new company (the “Merger”); which will be known as RiskX Investments, LLC. The proposed transaction may be deemed to result in an “assignment”, as that term is defined by the Investment Company Act of 1940 (the “1940 Act”), therefore, requiring the Trustees to approve “Interim” and new “Form of” Agreements as a result of a change in control.

In determining whether to approve the Agreements, the Board considered information about the Adviser, the Sub-advisers, the performance similar mandates to the Funds managed by the Sub-advisers and certain additional factors described below that the Board deemed relevant. Further below is a summary describing certain of the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

During the Meetings, the Trustees had discussed the responsibilities and fiduciary duties of the Trustees in connection with the approval of the Agreements, during which management answered questions from the Trustees. The Trustees reviewed a wide variety of information that they had requested and received from American Independence, including (1) advisory fee rate comparisons of the Funds to both Lipper and Morningstar peers; (2) net expense ratio comparisons of the Funds to both Lipper and Morningstar peers; and (3) performance of similar mandates to that of the Funds. The Trustees reviewed various industry trends and regulatory developments in their deliberations. In considering the approval of the Agreements, and in evaluating the fairness of the compensation to be paid by the Funds under the Agreements, the Trustees considered the nature, extent and quality of the services to be provided by the Adviser and Sub-advisers. The Trustees reviewed the services the Adviser has historically provided to affiliated funds and what they are expected to provide to the Funds. The Trustees also reviewed presentations from each Sub-adviser providing firm history, personnel backgrounds and qualifications, strategy analysis and other information. With respect to the Adviser, these services include, among others, investment management services and administrative services, such as working with other service providers of the Trust, maintaining certain Funds’ records, providing office space, performing clerical and bookkeeping services for the Funds, preparing Board materials and filings on behalf of the Funds, and otherwise managing the Trust’s operations. American Independence is responsible for the day-to-day oversight of the Sub-advisers.

The Trustees also considered the Adviser’s and Sub-advisers’ personnel, resources, operations and portfolio management capabilities. The Trustees received information about the Adviser’s supervision of the Funds’ service providers, the Adviser’s attention to its compliance program and those of the Trust.

The Board also reviewed in detail the conditions of the Merger and the added services to be provided by the combined firm, RiskX Investments, LLC. The Trustees reviewed the conditions of the transaction, the benefits to the Adviser and the overall organizational structure of the new firm.

The Trustees reviewed the investment performance of the Funds since inception (December 19, 2013) and other shorter time periods compared to that of funds in peer groups of which the Trustees concluded were appropriate comparison groups for the Funds. He stated that the Trustees considered the cost to American Independence and the profitability to American Independence and its affiliates of the relationship with the Funds over various time periods. Mr. Rand explained that the Trustees thought American Independence was engaged in reasonable efforts to enhance performance. He stated that in reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among American Independence and its affiliates. He stated that the Trustees were provided information indicating that American Independence currently was not making a profit, on a “normalized” compensation basis, from the overall relationship with the Trust. The Trustees also considered the additional financial support that the Adviser would receive under the Merger.

The Trustees discussed the extent to which economies of scale were projected by American Independence to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees discussed the plans of management and its affiliates for marketing and distributing the shares of the various series of the Trust. The Trustees reviewed information about the potential effect of asset growth on the Funds’ expenses, the difficulty of forecasting the effect of asset growth on the profitability of American Independence and its affiliates, and certain other funds in comparison groups. It was noted that, to the extent the Funds’ gross expenses currently were higher than their net expenses, the reduction of the Funds’ gross expenses through the achievement of economies of scale might benefit American Independence by reducing the expenses American Independence must reimburse to the Funds rather than directly benefiting the Funds by reducing its net expenses.

The materials and other information discussed were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of American Independence, Fund counsel and third party consultants. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote for approval of the Agreements.

The Trustees, including all of the Independent Trustees, unanimously concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of the Agreements, and it was the unanimous judgment of the Trustees and the Independent Trustees that approval of the Agreements, as well as the Merger, was in the best interests of the Funds and their shareholders.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust II.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     American Independence Funds Trust II

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 7, 2015

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: July 7, 2015